6. EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
PropertyPlant and Equipment
Cost	$ 1,391,938	$ 1,468,182
Accumulated Depreciation	932,899	928,615
Net Book Value	459,039	539,567
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	116,347	122,931
Accumulated Depreciation	89,669	90,900
Net Book Value	26,678	32,031
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	496,940	523,893
Accumulated Depreciation	360,412	353,944
Net Book Value	136,528	169,949
FieldEquipmentMember
PropertyPlant and Equipment
Cost	512,761	540,422
Accumulated Depreciation	279,138	274,694
Net Book Value	233,623	265,728
BuildingMember
PropertyPlant and Equipment
Cost	265,890	280,936
Accumulated Depreciation	203,680	209,077
Net Book Value	$ 62,210	$ 71,859